SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS
Schedule of measurement of fair value of share-based payments

	Options with	Options with
	service	service
	conditions	conditions and
	only	market conditions	RSUs
The number of shares arising from the exercise of the options and from the vesting of the RSUs (in thousands)	9,509	4,093	981
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	1.08 – 1.23	1.08 – 1.23	1.08 – 1.23
The exercise price (in NIS)	1.04 – 1.47	1.15 – 1.34	0.00 – 0.30
Expected volatility	51% – 54%	54%	54%
Expected lifetime	3.5– 7.5 years	6.98 years	N/A
Risk-free interest rate	0.34% – 1.50%	1.74%	N/A
Expected dividend rate	0%	0%	0%

Schedule of reconciliation of outstanding options and RSU's

The number of options and RSUs and the range of exercise price for every option:

	Year Ended December 31,
	2019		2018		2017
		Range of		Range of		Range of
	Number of	exercise price	Number of	exercise price	Number of	exercise price
	awards	(NIS)	awards	(NIS)	awards	(NIS)
Outstanding at beginning of year	32,360,793	0.23 – 2.50	32,649,852	0.23 – 2.50	36,779,259	0.23 – 2.50
Granted during the year	13,601,699	1.04 – 1.47	3,016,330	1.02 – 1.29	3,742,218	1.17 – 1.68
Forfeited and expired during the year	(2,091,128)	—	(2,208,589)	—	(6,306,575)	—
Exercised during the year (2) (3)	(1,540,400)	0.23 – 0.48	(1,096,800)	0.23 – 0.51	(1,565,050)	0.23

Outstanding at end of year (1)	42,330,964	1.02 - 2.50	32,360,793	0.23 - 2.50	32,649,852	0.23 - 2.50

Exercisable at end of year	10,127,684	1.12 - 2.50	10,114,392	0.23 - 2.50	9,716,559	0.23 - 2.50

(1) Including:
Options with service conditions only	21,954,791		15,661,344		16,753,449
Options with service conditions and market conditions	20,376,173		16,699,449		15,896,403
Total	42,330,964		32,360,793		32,649,852

(2) The weighted average share price upon exercise of the options, for options exercised in the year ended December 31, 2019 and 2018 and 2017 was $0.36,  $0.35 and $0.35, respectively.

(3) The weighted average remaining contractual life of the options and RSUs outstanding as of December 31, 2019, 2018 and 2017 was 5.59 years, 5.74 years and 6.23 years, respectively.

Schedule of number of RSUs with service conditions, market conditions and range of exercise price

The number of RSUs with service conditions and market conditions and the range of exercise price for every RSU:

	Year Ended December 31,
	2019		2018		2017
	Number of	Range of exercise	Number of	Range of exercise	Number of	Range of exercise
	awards	price (NIS)	awards	price (NIS)	awards	price (NIS)
Outstanding at beginning of year	3,441,420	0.00 – 0.30	3,242,632	0.00 – 0.30	3,398,889	0.00 – 0.30
Granted during the year	981,472	0.00	295,726	0.00 – 0.30	362,858	0.00
Forfeited and expired during the year	(94,497)	—	(96,938)	—	(519,115)	—

Outstanding at end of year	4,328,395	0.00 – 0.30	3,441,420	0.00 – 0.30	3,242,632	0.00 – 0.30

Schedule of share-based compensation expenses relating to share-based awards recognized

	Year Ended December 31,
	2019	2018	2017
	U.S. dollars in thousands
Cost of revenues	$10	$10	$9
Selling and marketing expenses	382	295	336
Research and development expenses	171	104	87
General and administrative expense	672	612	740
Financial expenses from notes and loans	24	—	122
	$1,259	$1,021	$1,294